Appendix 6 Additional Information Official Bulletin No. 715 of February 3, 2012 - Summary of Estimated Sales and Purchases of Energy and Capacity - Income Statement (Detail) - Estimated Sales And Purchases Of Energy And Capacity - USD ($)
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Energy And Capacity
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Energy sales	$ 736,634	$ 401,464	$ 397,167
Energy purchases	578,221	254,740	367,267
Tolls [Member]
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Energy sales	30,854	25,776	21,916
Energy purchases	25,180	21,630	20,986
Colombia [Member] | Energy And Capacity
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Energy sales	141,202	111,525	139,931
Energy purchases	40,392	40,844	31,231
Colombia [Member] | Tolls [Member]
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Energy sales	3,743	9,234	5,777
Energy purchases		7,903	7,979
Peru [Member] | Energy And Capacity
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Energy sales	66,602	31,364	59,610
Energy purchases	12,148	6,933	37,729
Peru [Member] | Tolls [Member]
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Energy sales	16,422	7,674	7,674
Energy purchases	4,664	6,663	6,593
Argentina [Member] | Energy And Capacity
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Energy sales	171,760	97,511	37,375
Energy purchases	87,161	36,757	16,101
Argentina [Member] | Tolls [Member]
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Energy sales	191,000	72,000	226,000
Brazil [Member] | Energy And Capacity
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Energy sales	357,070	161,064	160,251
Energy purchases	438,520	170,206	282,206
Brazil [Member] | Tolls [Member]
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Energy sales	10,498	8,796	8,239
Energy purchases	$ 20,516	$ 7,064	$ 6,414